RECEIVABLES (Tables)	12 Months Ended
Aug. 31, 2013
Receivables [Abstract]
Allowance For Doubtful Trade Receivables
The following table displays a roll forward of the allowance for doubtful trade receivables for fiscal years 2011, 2012 and 2013.

(Dollars in millions)
Balance Aug. 31, 2010	$143
Deductions — credited against expense	(8)
Other(1)	(37)
Balance Aug. 31, 2011	$98
Additions — charged to expense	14
Other(1)	(48)
Balance Aug. 31, 2012	$64
Additions — charged to expense	32
Other(1)	(28)
Balance Aug. 31, 2013	$68

(1)	Includes reclassifications to long-term, write-offs, recoveries and foreign currency translation adjustments.

Allowance For Doubtful Long Term Receivables
The following table displays a roll forward of the allowance for credit losses related to long-term customer receivables for fiscal years 2011, 2012 and 2013.

(Dollars in millions)
Balance Aug. 31, 2010	$226
Incremental Provision	20
Recoveries	(9)
Other(1)	(24)
Balance Aug. 31, 2011	$213
Incremental Provision	3
Recoveries	(14)
Write-Offs	(54)
Other(2)	(7)
Balance Aug. 31, 2012	$141
Incremental Provision	7
Recoveries	(1)
Write-Offs	(47)
Other(2)	4
Balance Aug. 31, 2013	$104

(1)	Includes reclassifications from the allowance for current receivables, write-offs and foreign currency translation adjustments.

(2)	Includes reclassifications from the allowance for current receivables and foreign currency translation adjustments.